Revenue - Summary of Revenues by Business Model and Product Types (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ 524,876	$ 530,614	$ 523,940
Air [member]
Disaggregation of Revenue [Line Items]
Revenue		201,638	214,804	241,015
Packages, Hotels and Other Travel Products [member]
Disaggregation of Revenue [Line Items]
Revenue		323,238	315,810	282,925
Pre-pay model [member]
Disaggregation of Revenue [Line Items]
Revenue		407,258	415,812	412,679
Pay-at destination model [member]
Disaggregation of Revenue [Line Items]
Revenue		13,130	20,143	23,710
Others [member]
Disaggregation of Revenue [Line Items]
Revenue		$ 104,488	$ 94,659	$ 87,551

[1]	Includes $ 38,760, $ 43,975 and $ 37,000 for related party transactions for the years 2019, 2018 and 2017, respectively. See note 17.